Current maturities and short term bank loans	12 Months Ended
Dec. 31, 2023
Current Maturities and Short Term Bank Loans [Abstract]
Current maturities and short term bank loans

Note 10 - Current maturities and short term bank loans

Composed as follows:

	Linkage	Interest rate	December 31	December 31
	terms	2022 and 2023	2023	2022
		%	€ in thousands
Current maturities of long term bank loans (refer to Note 11)	EURIBOR	2 - 6	3,022	3,261
	-	2.58 – 3.03	6,762	7,463
	Consumer price index in Israel	4.65	-	2,091
			9,784	12,815

	Linkage	Interest rate	December 31	December 31
	terms	2022 and 2023	2023	2022
		%	€ in thousands
Current maturities of other long term loans (1)	EURIBOR	5.27-9.2	5,000	10,000

(1)	Loans provided by the minority (49%) holders in Talasol.